Related Party Transactions - Schedule of Accounts Receivable from Related Parties (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Accounts receivable from related parties	$ 497,974	$ 559,465
Dogness Network Technology Co Ltd [Member]
Accounts receivable from related parties	$ 497,974	$ 559,465